Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Research and development expenses	$ 2,580	$ 7,036	$ 7,376	$ 14,416
General and administrative expenses	1,150	1,376	2,446	3,128
Total operating expenses	3,730	8,412	9,822	17,544
Financial expense (income), net	4	(16)	55	(243)
Net loss	$ 3,734	$ 8,396	$ 9,877	$ 17,301
Basic and diluted net loss per share	$ 0.15	$ 0.33	$ 0.39	$ 0.72
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	25,088,414	25,083,914	25,088,414	24,099,132